Quarterly Holdings Report
for
Fidelity® Capital & Income Fund
January 31, 2025
CAI-NPRT3-0425
1.813054.120
Alternative Funds - 2.6%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(q) (Cost $370,112,472)	37,176,756	363,960,446

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (c)(d)(e)	1,000,000	1,015,286
Sound Point CLO 40 Ltd Series 2024-40A Class E, CME Term SOFR 3 month Index + 6.7%, 11.2893% 10/20/2037 (c)(d)(e)	757,000	756,419
TOTAL BAILIWICK OF JERSEY		1,771,705
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (c)(d)(e)	746,000	750,225
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (c)(d)(e)	1,152,000	1,174,423
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 0% 4/15/2038 (c)(d)(e)(f)	1,562,000	1,562,000
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (c)(d)(e)	903,000	931,485
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (c)(d)(e)	1,082,000	1,110,880
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (c)(d)(e)	412,000	423,528
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 0% 1/17/2038 (c)(d)(e)	956,000	956,378
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (c)(d)(e)	914,000	936,170
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (c)(d)(e)	1,070,000	1,094,539
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (c)(d)(e)	1,291,000	1,338,328
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (c)(d)(e)	2,024,000	2,106,077
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (c)(d)(e)	2,485,000	2,505,919
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 3.8% 4/20/2038 (c)(d)(e)	640,000	640,000
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (c)(d)(e)	1,250,000	1,279,729
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		16,809,681
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (c)(d)(e)	5,156,000	5,348,468
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (c)	750,000	769,953
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (c)(d)(e)	864,000	878,907
TOTAL UNITED STATES		6,997,328
TOTAL ASSET-BACKED SECURITIES (Cost $25,016,005)		25,578,714

Bank Loan Obligations - 8.8%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (d)(e)(g)	5,944,950	5,963,557
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2882% 6/27/2031 (d)(e)(g)	19,643,591	18,532,550
TOTAL CANADA		24,496,107
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (d)(e)(g)	1,448,563	1,275,763
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (d)(e)(g)	20,219,443	20,248,963
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (d)(e)(g)	12,034,063	11,669,671
UNITED KINGDOM - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8116% 9/13/2029 (d)(e)(g)	8,645,295	7,499,794
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6074% 2/7/2028 (d)(e)(g)	41,131,443	41,606,923
TOTAL UNITED KINGDOM		49,106,717
UNITED STATES - 8.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (d)(e)(g)	7,239,829	5,040,731
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5876% 12/24/2025 (d)(e)(g)(h)	204,059	199,978
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (d)(e)(g)	188,606	182,947
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.4116% 12/30/2027 (d)(e)(g)	4,886,160	4,754,869
		10,178,525
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (d)(e)(g)	736,125	742,566
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 1/31/2029 (d)(e)(g)	7,293,750	7,248,164
		7,990,730
TOTAL COMMUNICATION SERVICES		18,169,255

Consumer Discretionary - 1.9%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8116% 5/6/2030 (d)(e)(g)	2,638,388	2,633,770
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5521% 1/23/2032 (d)(e)(g)	3,675,000	3,696,425
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (d)(e)(g)	2,999,003	3,016,487
		6,712,912
Diversified Consumer Services - 0.3%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (d)(e)(g)	17,602,083	14,684,186
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3021% 5/15/2028 (d)(e)(g)	26,584,199	26,650,660
		41,334,846
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 10/18/2028 (d)(e)(g)	28,776,447	28,812,418
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 8/9/2027 (d)(e)(g)	18,998,294	19,063,648
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 1/27/2029 (d)(e)(g)	29,221,689	29,359,324
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (d)(e)(g)	9,011,350	8,682,435
		85,917,825
Specialty Retail - 1.0%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (d)(e)(g)	4,673,288	4,709,505
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (d)(e)(g)	3,000,000	2,999,580
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1521% 6/6/2031 (d)(e)(g)	116,665,463	115,105,647
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (d)(e)(g)	2,177,933	2,177,345
		124,992,077
TOTAL CONSUMER DISCRETIONARY		261,591,430

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.4288% 1/24/2029 (d)(e)(g)	2,227,875	1,619,665
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 2/12/2031 (d)(e)(g)	2,139,263	2,143,949
TOTAL CONSUMER STAPLES		3,763,614

Energy - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche PIK, term loan 0% (d)(g)(h)(i)(j)	1,810,213	0
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (d)(e)(g)(i)	2,805,000	2,812,013
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (d)(e)(g)	1,820,000	1,834,632
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(j)	2,528,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)(j)	5,860,874	1
		4,646,646
TOTAL ENERGY		4,646,646

Financials - 0.9%
Capital Markets - 0.3%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 10/24/2031 (d)(e)(g)	9,504,146	9,553,852
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/17/2031 (d)(e)(g)	21,749,093	21,762,795
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/10/2031 (d)(e)(g)	2,335,907	2,337,379
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/19/2031 (d)(e)(g)	1,740,000	1,744,350
		35,398,376
Insurance - 0.6%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5992% 2/16/2027 (d)(e)(g)	16,407,570	16,445,963
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (d)(e)(g)	11,760,263	11,769,436
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0521% 9/19/2031 (d)(e)(g)	34,415,310	34,514,426
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (d)(e)(g)	9,160,534	9,191,680
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (d)(e)(g)	13,536,842	13,706,053
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 5/6/2031 (d)(e)(g)	2,254,718	2,257,536
		87,885,094
TOTAL FINANCIALS		123,283,470

Health Care - 0.7%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 10/21/2028 (d)(e)(g)	22,746,959	22,844,999
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 11/15/2028 (d)(e)(g)	6,726,289	6,753,059
Health Care Technology - 0.5%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 2/15/2029 (d)(e)(g)	28,892,183	28,901,140
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.087% 4/30/2031 (d)(e)(g)	41,134,681	41,391,772
		70,292,912
TOTAL HEALTH CARE		99,890,970

Industrials - 0.8%
Aerospace & Defense - 0.1%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (d)(e)(g)	10,224,375	10,270,078
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 3/28/2031 (d)(e)(g)	781,075	786,448
Commercial Services & Supplies - 0.7%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5603% 12/21/2028 (d)(e)(g)	17,578,094	17,653,504
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (d)(e)(g)	6,297,413	6,244,703
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (d)(e)(g)	31,139,545	30,660,930
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5603% 4/14/2029 (d)(e)(g)	3,368,638	3,416,641
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (d)(e)(g)	2,923,950	2,928,336
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (d)(e)(g)	15,405,600	12,936,390
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5521% 11/30/2028 (d)(e)(g)	2,158,793	2,163,412
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5521% 11/30/2028 (d)(e)(g)	165,854	166,209
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4251% 12/10/2026 (d)(e)(g)	4,947,160	4,965,712
		81,135,837
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 3/25/2031 (d)(e)(g)	6,098,913	6,126,358
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (d)(e)(g)	1,177,135	1,197,734
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3021% 11/30/2025 (d)(e)(g)	3,242,687	3,246,741
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (d)(e)(g)	2,273,822	2,278,279
		6,722,754
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 9/29/2031 (d)(e)(g)	5,895,000	5,868,473
TOTAL INDUSTRIALS		110,909,948

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1761% 3/31/2028 (d)(e)(g)	1,959,028	1,977,404
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 8/18/2031 (d)(e)(g)	2,952,600	2,965,532
		4,942,936
IT Services - 0.0%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 2/16/2028 (d)(e)(g)	700,362	704,936
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (d)(e)(g)	4,449,640	3,431,785
		4,136,721
Software - 2.7%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 2/23/2032 (d)(e)(g)	225,000	229,668
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3288% 2/24/2031 (d)(e)(g)	11,775,825	11,884,163
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1616% 12/10/2029 (d)(e)(g)	7,142,318	7,110,177
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2028 (d)(e)(g)	17,634,158	17,603,828
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (d)(e)(g)	17,983,937	18,109,825
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 10/31/2031 (d)(e)(g)	3,109,512	3,135,756
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.337% 3/1/2029 (d)(e)(g)	30,936,138	31,005,744
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 5/3/2028 (d)(e)(g)	10,508,445	10,373,832
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (d)(e)(g)	29,331,488	27,626,741
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 6/2/2028 (d)(e)(g)	6,554,813	6,559,532
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (d)(e)(g)(i)	1,550,000	1,564,043
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/28/2030 (d)(e)(g)	11,925,038	12,033,079
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 8/31/2028 (d)(e)(g)	83,622,051	84,079,464
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5904% 4/22/2028 (d)(e)(g)	5,834,025	5,826,149
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (d)(e)(g)	83,636,385	84,100,567
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0487% 4/14/2031 (d)(e)(g)	35,087,049	35,240,731
		356,483,299
TOTAL INFORMATION TECHNOLOGY		365,562,956

Materials - 0.9%
Chemicals - 0.5%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6687% 10/4/2029 (d)(e)(g)	44,539,564	44,604,592
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (d)(e)(g)	3,341,640	3,345,349
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/22/2028 (d)(e)(g)	14,568,524	14,677,788
		62,627,729
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4866% 4/13/2029 (d)(e)(g)	62,363,150	62,507,209
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 8/19/2030 (d)(e)(g)	1,619,582	1,625,250
TOTAL MATERIALS		126,760,188

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0235% 5/17/2030 (d)(e)(g)	551,351	552,845
TOTAL UNITED STATES		1,115,131,322
TOTAL BANK LOAN OBLIGATIONS (Cost $1,230,846,320)		1,221,928,543

Common Stocks - 20.8%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Corp	927,800	22,203,106
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	1,412,500	49,635,770
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	43,500	9,071,925
TOTAL CHINA		58,707,695
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	11,800	8,630,574
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (k)	695,700	3,374,145
Studio City International Holdings Ltd ADR (c)(k)	631,958	3,064,996

TOTAL HONG KONG		6,439,141
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. Class A1 (b)(h)(k)	598,287	6
Tricer Holdco S.C.A. Class A2 (b)(h)(k)	598,287	6
Tricer Holdco S.C.A. Class A3 (b)(h)(k)	598,287	6
Tricer Holdco S.C.A. Class A4 (b)(h)(k)	598,287	6
Tricer Holdco S.C.A. Class A5 (b)(h)(k)	598,287	6
Tricer Holdco S.C.A. Class A6 (b)(h)(k)	598,287	6
Tricer Holdco S.C.A. Class A7 (b)(h)(k)	598,287	6
Tricer Holdco S.C.A. Class A8 (b)(h)(k)	598,287	6
Tricer Holdco S.C.A. Class A9 (b)(h)(k)	598,287	6
		54
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (h)(k)	198,162	2
TOTAL LUXEMBOURG		56
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	21,300	15,747,303
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	229,000	47,934,280
UNITED STATES - 19.7%
Communication Services - 2.2%
Interactive Media & Services - 2.0%
Alphabet Inc Class A	344,200	70,223,684
Meta Platforms Inc Class A	241,300	166,299,134
Pinterest Inc Class A (k)	966,900	31,869,024
		268,391,842
Media - 0.2%
EchoStar Corp (b)	472,785	13,077,233
EchoStar Corp Class A (k)(l)	769,300	21,278,838
iHeartMedia Inc Class A (k)	104	231
		34,356,302
Consumer Discretionary - 2.3%
Automobile Components - 0.0%
UC Holdings Inc (h)(k)	677,217	7
Broadline Retail - 0.4%
Amazon.com Inc (k)	256,900	61,059,992
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (k)	202,100	26,509,457
Booking Holdings Inc	4,600	21,792,776
Boyd Gaming Corp (l)	453,873	34,789,365
Domino's Pizza Inc	30,300	13,608,336
New Cotai LLC / New Cotai Capital Corp (b)(k)	3,366,626	1,817,978
Viking Holdings Ltd	34,900	1,766,987
		100,284,899
Household Durables - 0.3%
TopBuild Corp (k)	131,500	45,062,420
Specialty Retail - 0.5%
Dick's Sporting Goods Inc	140,400	33,703,020
Williams-Sonoma Inc	152,606	32,256,330
		65,959,350
Textiles, Apparel & Luxury Goods - 0.3%
Arena Brands Holding Corp (b)(h)(k)	659,302	11,768,541
Crocs Inc (k)	297,900	30,406,653
		42,175,194
TOTAL CONSUMER DISCRETIONARY		314,541,862

Consumer Staples - 0.3%
Beverages - 0.0%
Celsius Holdings Inc (k)(l)	238,100	5,947,738
Consumer Staples Distribution & Retail - 0.2%
Southeastern Grocers Inc rights (h)(k)	793,345	194,473
US Foods Holding Corp (k)	310,200	22,002,486
		22,196,959
Personal Care Products - 0.1%
elf Beauty Inc (k)(l)	104,900	10,480,559
TOTAL CONSUMER STAPLES		38,625,256

Energy - 0.6%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (h)(k)	193,218	2
Superior Energy Services Inc Class A (h)	110,370	7,464,323
		7,464,325
Oil, Gas & Consumable Fuels - 0.5%
California Resources Corp	17,780	874,776
Canvas Energy Inc Series B warrants 10/1/2025 (h)(k)	392	0
Energy Transfer LP	1,252,700	25,655,296
EP Energy Corp (h)(k)	841,775	1,111,143
Expand Energy Corp	954	96,926
Expand Energy Corp warrants 2/9/2026 (k)	1,803	152,083
Mesquite Energy Inc (h)(k)	317,026	27,559,041
Permian Resources Corp Class A	1,353,800	19,833,170
Unit Corp	37,978	1,103,736
		76,386,171
TOTAL ENERGY		83,850,496

Financials - 3.5%
Capital Markets - 0.7%
Ares Management Corp Class A	145,100	28,761,722
Blue Owl Capital Inc Class A	1,137,300	29,581,173
Coinbase Global Inc Class A (k)	95,100	27,705,483
Moody's Corp	33,900	16,931,016
PJT Partners Inc Class A	5,092	840,027
		103,819,421
Consumer Finance - 0.2%
OneMain Holdings Inc	569,200	31,613,368
Financial Services - 2.1%
Apollo Global Management Inc	610,300	104,349,094
Block Inc Class A (k)	377,300	34,266,386
Carnelian Point Holdings LP warrants (h)(k)	931	2,719
Fiserv Inc (k)	164,300	35,495,372
Mastercard Inc Class A	92,500	51,377,275
Visa Inc Class A	178,500	61,011,300
		286,502,146
Insurance - 0.5%
Arthur J Gallagher & Co	211,900	63,955,658
TOTAL FINANCIALS		485,890,593

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (h)(k)	10,791	42,948
DaVita Inc (k)	86,600	15,258,920
Encompass Health Corp	34	3,375
Enhabit Inc (k)	17	143
Tenet Healthcare Corp (k)	105,498	14,863,613
		30,168,999
Industrials - 3.7%
Aerospace & Defense - 0.1%
TransDigm Group Inc	13,200	17,864,088
Building Products - 0.7%
Builders FirstSource Inc (k)	90,400	15,122,112
Carlisle Cos Inc	94,400	36,765,024
Fortune Brands Innovations Inc	319,300	22,884,231
Trane Technologies PLC	75,800	27,496,450
		102,267,817
Construction & Engineering - 1.1%
Comfort Systems USA Inc	185,100	80,842,425
EMCOR Group Inc	94,800	42,476,088
WillScot Holdings Corp (k)	610,100	22,610,306
		145,928,819
Electrical Equipment - 1.2%
Eaton Corp PLC	162,300	52,981,212
NEXTracker Inc Class A (k)	876,300	44,183,046
nVent Electric PLC	315,900	20,561,931
Vertiv Holdings Co Class A	414,400	48,493,088
		166,219,277
Machinery - 0.5%
Allison Transmission Holdings Inc	151,500	17,807,310
Deere & Co	14,600	6,957,776
Parker-Hannifin Corp	58,900	41,645,245
		66,410,331
Trading Companies & Distributors - 0.1%
Core & Main Inc Class A (k)	352,800	19,912,032
Penhall Acquisition Company (h)(k)	34,884	0
		19,912,032
TOTAL INDUSTRIALS		518,602,364

Information Technology - 4.8%
Communications Equipment - 0.3%
Arista Networks Inc	384,000	44,248,320
IT Services - 0.0%
GTT Communications Inc (h)(k)	85,487	4,011,050
Semiconductors & Semiconductor Equipment - 2.6%
KLA Corp	42,500	31,375,200
Lam Research Corp	579,000	46,927,950
Marvell Technology Inc	273,600	30,878,496
Micron Technology Inc	170,800	15,583,792
MKS Instruments Inc	155,900	17,660,352
NVIDIA Corp	1,349,000	161,974,430
ON Semiconductor Corp (k)	700,403	36,659,093
		341,059,313
Software - 1.8%
Adobe Inc (k)	80,400	35,170,980
Autodesk Inc (k)	75,700	23,568,438
Gen Digital Inc	606,400	16,318,224
Microsoft Corp	185,200	76,869,112
Monday.com Ltd (k)	142,300	36,351,958
Oracle Corp	169,900	28,893,194
Salesforce Inc	111,700	38,167,890
		255,339,796
Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies Inc Class C	148,200	15,353,520
TOTAL INFORMATION TECHNOLOGY		660,011,999

Materials - 0.6%
Chemicals - 0.1%
Chemours Co/The	857,210	16,278,418
Construction Materials - 0.4%
Eagle Materials Inc	142,000	36,457,080
Martin Marietta Materials Inc	23,300	12,677,996
		49,135,076
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	746,300	20,471,009
Metals & Mining - 0.0%
Elah Holdings Inc (k)	906	20,838
TOTAL MATERIALS		85,905,341

Utilities - 1.6%
Electric Utilities - 0.8%
Constellation Energy Corp	254,300	76,284,915
PG&E Corp	2,097,796	32,830,507
Portland General Electric Co	14,817	609,571
		109,724,993
Independent Power and Renewable Electricity Producers - 0.8%
PureWest Energy LLC (h)(k)	17,812	4,004
Vistra Corp	636,300	106,917,489
		106,921,493
TOTAL UTILITIES		216,646,486

TOTAL UNITED STATES		2,736,991,540
TOTAL COMMON STOCKS (Cost $1,974,954,754)		2,896,653,695

Convertible Corporate Bonds - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	36,499,762	42,452,355
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Rivian Automotive Inc 3.625% 10/15/2030	27,046,000	24,085,463
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027	4,458,204	6,039,083
TOTAL CONSUMER DISCRETIONARY		30,124,546

Financials - 0.1%
Capital Markets - 0.1%
Coinbase Global Inc 0.25% 4/1/2030 (c)	8,566,000	9,987,976
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Wolfspeed Inc 1.875% 12/1/2029	118,424,000	45,593,241
TOTAL UNITED STATES		128,158,118
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $145,704,972)		128,158,118

Non-Convertible Corporate Bonds - 50.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (c)	8,990,000	8,202,779
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (c)	9,015,000	8,786,823
Mineral Resources Ltd 8% 11/1/2027 (c)	6,040,000	6,189,411
Mineral Resources Ltd 8.125% 5/1/2027 (c)	18,015,000	18,116,425
Mineral Resources Ltd 8.5% 5/1/2030 (c)	4,475,000	4,629,754
Mineral Resources Ltd 9.25% 10/1/2028 (c)	10,605,000	11,216,326

TOTAL AUSTRALIA		57,141,518
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (c)	9,085,000	8,835,163
CANADA - 1.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (c)	12,115,000	11,562,082
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)	39,005,000	35,320,729
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (c)	10,600,000	10,194,515
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	12,285,000	12,715,393
		69,792,719
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (c)	7,775,000	7,112,576
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)	12,120,000	11,539,092
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp 4.5% 10/1/2029 (c)	8,995,000	8,432,501
Parkland Corp 4.625% 5/1/2030 (c)	12,175,000	11,332,139
Parkland Corp 6.625% 8/15/2032 (c)	6,030,000	6,044,098
Teine Energy Ltd 6.875% 4/15/2029 (c)	8,990,000	8,710,671
		34,519,409
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (c)	3,840,000	4,157,533
Industrials - 0.4%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (c)	6,075,000	6,062,640
Bombardier Inc 7.125% 6/15/2026 (c)	3,102,000	3,117,163
Bombardier Inc 7.25% 7/1/2031 (c)	6,080,000	6,278,080
Bombardier Inc 7.875% 4/15/2027 (c)	9,046,000	9,078,159
Bombardier Inc 8.75% 11/15/2030 (c)	9,040,000	9,733,802
		34,269,844
Machinery - 0.1%
ATS Corp 4.125% 12/15/2028 (c)	7,895,000	7,376,809
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/2026 (c)	9,105,000	8,874,938
TOTAL INDUSTRIALS		50,521,591

Information Technology - 0.2%
Software - 0.2%
Open Text Corp 6.9% 12/1/2027 (c)	10,610,000	10,972,119
Open Text Holdings Inc 4.125% 12/1/2031 (c)	5,485,000	4,916,119
Open Text Holdings Inc 4.125% 2/15/2030 (c)	5,690,000	5,217,481
		21,105,719
Materials - 0.2%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (c)	8,160,000	8,666,646
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.125% 1/15/2026 (c)	5,600,000	5,551,507
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (c)	5,600,000	5,482,937
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (c)	4,230,000	4,201,322
		15,235,766
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)	7,020,000	6,942,665
TOTAL MATERIALS		30,845,077

TOTAL CANADA		229,593,716
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)	7,555,000	7,120,588
FRANCE - 1.3%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Altice France SA 5.125% 1/15/2029 (c)	2,945,000	2,349,241
Altice France SA 5.125% 7/15/2029 (c)	76,070,000	60,532,628
Altice France SA 5.5% 1/15/2028 (c)	4,740,000	3,834,989
Altice France SA 5.5% 10/15/2029 (c)	109,185,000	86,857,491
		153,574,349
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (c)	12,405,000	12,933,230
Viridien 8.75% 4/1/2027 (c)	11,985,000	12,113,946
		25,047,176
TOTAL FRANCE		178,621,525
GERMANY - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 5.125% 2/1/2029	15,060,000	13,359,086
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (c)	1,725,000	1,522,139
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)	9,095,000	8,372,339
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (c)	4,870,000	4,767,730
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	6,085,000	5,988,525
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,085,000	5,951,899
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	5,935,000	6,419,622

TOTAL ISRAEL		18,360,046
LUXEMBOURG - 0.4%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5% 1/15/2028 (c)	14,560,000	11,776,269
Altice Financing SA 5.75% 8/15/2029 (c)	25,600,000	20,018,640
		31,794,909
Information Technology - 0.2%
Software - 0.2%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)	12,040,000	11,350,473
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)	9,105,000	9,515,116
		20,865,589
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (h)	1,981,620	0
TOTAL LUXEMBOURG		52,660,498
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (c)	5,700,000	5,194,125
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (c)	8,355,366	8,323,198
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (c)	2,859,126	2,851,978

TOTAL MEXICO		11,175,176
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
VZ Secured Financing BV 5% 1/15/2032 (c)	24,310,000	21,720,744
Ziggo BV 4.875% 1/15/2030 (c)	7,990,000	7,484,639

TOTAL NETHERLANDS		29,205,383
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	11,920,000	12,163,585
PANAMA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 6.875% 9/15/2027 (c)	22,290,000	22,291,560
SPAIN - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)	6,075,000	5,620,047
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (c)	7,820,000	7,407,715
TOTAL SPAIN		13,027,762
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (c)	9,700,000	9,982,868
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (c)	13,719,000	13,519,389
UNITED KINGDOM - 1.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (c)	21,200,000	18,632,694
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)	4,205,000	4,333,105
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)	6,430,000	6,664,682
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)	8,990,000	9,475,182
		20,472,969
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (c)	8,290,000	8,290,000
Hotels, Restaurants & Leisure - 0.1%
Merlin Entertainments Ltd 5.75% 6/15/2026 (c)	7,725,000	7,818,078
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
eG Global Finance PLC 12% 11/30/2028 (c)	93,735,000	105,125,115
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)	6,495,000	6,009,381
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 5.75% 10/15/2027 (c)	10,870,000	11,031,735
TOTAL UNITED KINGDOM		177,379,972
UNITED STATES - 43.4%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC 5% 5/1/2028 (c)	19,575,000	19,374,720
Frontier Communications Holdings LLC 5.875% 10/15/2027 (c)	10,375,000	10,377,978
Qwest Corp 7.25% 9/15/2025	1,480,000	1,479,626
		31,232,324
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (c)	9,120,000	8,360,330
Media - 2.7%
DISH Network Corp 11.75% 11/15/2027 (c)	59,780,000	63,121,403
EchoStar Corp 10.75% 11/30/2029	153,505,256	165,536,277
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	44,624,450	41,192,919
Scripps Escrow II Inc 3.875% 1/15/2029 (c)	2,820,000	2,056,596
Sirius XM Radio LLC 3.875% 9/1/2031 (c)	12,130,000	10,449,286
Sirius XM Radio LLC 4% 7/15/2028 (c)	10,140,000	9,481,969
Sirius XM Radio LLC 5% 8/1/2027 (c)	8,280,000	8,130,636
Univision Communications Inc 4.5% 5/1/2029 (c)	12,060,000	10,982,294
Univision Communications Inc 7.375% 6/30/2030 (c)	39,140,000	38,618,429
Univision Communications Inc 8.5% 7/31/2031 (c)	21,160,000	21,253,273
		370,823,082
TOTAL COMMUNICATION SERVICES		410,415,736

Consumer Discretionary - 5.4%
Automobile Components - 0.4%
Adient Global Holdings Ltd 7% 4/15/2028 (c)	5,935,000	6,013,483
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (c)	11,885,000	12,107,530
Dana Inc 4.25% 9/1/2030	8,870,000	8,414,471
Dana Inc 4.5% 2/15/2032	9,135,000	8,603,761
Hertz Corp/The 12.625% 7/15/2029 (c)	2,915,000	3,142,128
Hertz Corp/The 5.5% (c)(h)(j)	10,890,000	653,400
Hertz Corp/The 6% (c)(h)(j)	10,285,000	2,005,575
Hertz Corp/The 6.25% (h)(j)	11,875,000	860,938
Hertz Corp/The 7.125% (c)(h)(j)	10,285,000	2,057,000
Nesco Holdings II Inc 5.5% 4/15/2029 (c)	14,525,000	13,728,509
		57,586,795
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (c)	5,530,000	4,978,498
Wayfair LLC 7.25% 10/31/2029 (c)	13,000,000	13,265,200
		18,243,698
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (c)	5,960,000	6,304,113
Diversified Consumer Services - 0.4%
Adtalem Global Education Inc 5.5% 3/1/2028 (c)	9,010,000	8,867,107
Service Corp International/US 4% 5/15/2031	12,070,000	10,904,610
TKC Holdings Inc 6.875% 5/15/2028 (c)	20,025,000	19,946,310
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)	9,760,000	9,754,665
		49,472,692
Hotels, Restaurants & Leisure - 2.9%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (c)	5,565,000	5,080,394
Boyd Gaming Corp 4.75% 6/15/2031 (c)	15,120,000	14,106,466
Boyne USA Inc 4.75% 5/15/2029 (c)	6,360,000	6,045,756
Carnival Corp 4% 8/1/2028 (c)	56,090,000	53,533,418
Carnival Corp 7% 8/15/2029 (c)	6,075,000	6,367,961
Carnival Corp 7.625% 3/1/2026 (c)	19,665,000	19,699,020
Carnival Holdings Bermuda Ltd 10.375% 5/1/2028 (c)	17,635,000	18,768,102
Churchill Downs Inc 5.75% 4/1/2030 (c)	14,970,000	14,788,171
Churchill Downs Inc 6.75% 5/1/2031 (c)	11,880,000	12,081,711
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)	25,865,000	24,363,371
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)	34,295,000	32,304,949
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (c)	5,595,000	5,223,159
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)	8,395,000	7,652,613
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	6,900,000	6,682,419
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)	8,555,000	8,614,414
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)	11,955,000	12,063,910
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	8,435,000	8,374,104
Jacobs Entertainment Inc 6.75% 2/15/2029 (c)	8,585,000	8,434,585
Light & Wonder International Inc 7.5% 9/1/2031 (c)	5,990,000	6,240,322
MGM Resorts International 4.75% 10/15/2028	11,125,000	10,795,051
NCL Corp Ltd 5.875% 2/15/2027 (c)	12,100,000	12,155,515
Neogen Food Safety Corp 8.625% 7/20/2030 (c)	5,205,000	5,562,963
Papa John's International Inc 3.875% 9/15/2029 (c)	5,560,000	5,049,020
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (c)	13,730,000	10,211,688
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (c)	2,100,000	1,425,249
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)	9,125,000	9,127,491
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)	12,110,000	12,321,538
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (c)	12,145,000	11,737,083
Station Casinos LLC 4.625% 12/1/2031 (c)	9,135,000	8,292,596
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (c)	4,965,000	4,915,030
VOC Escrow Ltd 5% 2/15/2028 (c)	19,690,000	19,235,454
Yum! Brands Inc 4.625% 1/31/2032	11,975,000	11,149,667
		392,403,190
Household Durables - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (c)	8,940,000	8,233,425
Century Communities Inc 3.875% 8/15/2029 (c)	9,110,000	8,297,127
LGI Homes Inc 8.75% 12/15/2028 (c)	6,060,000	6,421,673
Tempur Sealy International Inc 3.875% 10/15/2031 (c)	15,965,000	14,021,108
Tempur Sealy International Inc 4% 4/15/2029 (c)	15,925,000	14,820,471
TopBuild Corp 3.625% 3/15/2029 (c)	5,910,000	5,463,407
Tri Pointe Homes Inc 5.7% 6/15/2028	14,380,000	14,354,225
		71,611,436
Specialty Retail - 1.0%
Asbury Automotive Group Inc 4.5% 3/1/2028	3,534,000	3,428,723
Asbury Automotive Group Inc 4.625% 11/15/2029 (c)	10,005,000	9,507,696
Asbury Automotive Group Inc 4.75% 3/1/2030	3,523,000	3,344,945
Asbury Automotive Group Inc 5% 2/15/2032 (c)	10,800,000	10,105,083
Bath & Body Works Inc 6.625% 10/1/2030 (c)	23,165,000	23,585,365
Bath & Body Works Inc 6.75% 7/1/2036	12,766,000	13,035,988
Bath & Body Works Inc 7.5% 6/15/2029	8,335,000	8,600,786
LBM Acquisition LLC 6.25% 1/15/2029 (c)	17,805,000	16,458,709
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)	7,185,000	7,543,818
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (c)	16,195,000	15,521,505
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (c)	17,680,000	17,622,942
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)	12,115,000	12,540,717
		141,296,277
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (c)	6,075,000	5,337,215
Crocs Inc 4.25% 3/15/2029 (c)	8,675,000	8,068,079
Kontoor Brands Inc 4.125% 11/15/2029 (c)	5,320,000	4,945,082
		18,350,376
TOTAL CONSUMER DISCRETIONARY		755,268,577

Consumer Staples - 2.5%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (c)	6,360,000	6,313,731
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)	36,160,000	33,264,976
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (c)	25,300,000	24,849,660
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)	44,700,000	42,958,485
C&S Group Enterprises LLC 5% 12/15/2028 (c)	8,615,000	7,387,823
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	33,960,000	35,297,039
Performance Food Group Inc 4.25% 8/1/2029 (c)	8,495,000	7,986,849
Performance Food Group Inc 5.5% 10/15/2027 (c)	8,855,000	8,807,246
US Foods Inc 4.625% 6/1/2030 (c)	7,520,000	7,115,637
US Foods Inc 7.25% 1/15/2032 (c)	5,990,000	6,216,805
		173,884,520
Food Products - 1.0%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (c)	6,285,000	6,105,727
Darling Ingredients Inc 6% 6/15/2030 (c)	13,885,000	13,817,733
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)	11,455,000	11,841,664
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)	7,330,000	7,637,171
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)	12,150,000	11,255,642
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)	6,075,000	5,527,223
Post Holdings Inc 4.5% 9/15/2031 (c)	47,500,000	42,949,742
Post Holdings Inc 4.625% 4/15/2030 (c)	15,630,000	14,538,960
Post Holdings Inc 5.5% 12/15/2029 (c)	21,040,000	20,597,853
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (c)	8,340,000	7,772,596
		142,044,311
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (c)	1,993,000	1,706,046
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (c)	14,740,000	15,278,791
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 4.75% 1/15/2029 (c)	8,760,000	8,441,250
		23,720,041
TOTAL CONSUMER STAPLES		347,668,649

Energy - 6.3%
Energy Equipment & Services - 0.7%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (c)	5,990,000	6,243,443
Nabors Industries Inc 9.125% 1/31/2030 (c)	12,085,000	12,544,230
Nabors Industries Ltd 7.5% 1/15/2028 (c)	9,715,000	9,388,826
Noble Finance II LLC 8% 4/15/2030 (c)	5,935,000	6,038,547
Nustar Logistics LP 6% 6/1/2026	12,025,000	12,095,430
Transocean Inc 8% 2/1/2027 (c)	7,668,000	7,667,964
Transocean Inc 8.25% 5/15/2029 (c)	4,565,000	4,582,895
Transocean Inc 8.5% 5/15/2031 (c)	4,565,000	4,596,247
Transocean Inc 8.75% 2/15/2030 (c)	20,089,750	20,952,927
Transocean Titan Financing Ltd 8.375% 2/1/2028 (c)	12,289,000	12,594,345
Valaris Ltd 8.375% 4/30/2030 (c)	5,985,000	6,146,314
		102,851,168
Oil, Gas & Consumable Fuels - 5.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (c)	9,060,000	8,857,641
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (c)	17,645,000	17,583,370
California Resources Corp 8.25% 6/15/2029 (c)	6,045,000	6,214,768
Chesapeake Energy Corp 7% (h)(j)	6,915,000	1
Chesapeake Energy Corp 8% (h)(j)	2,132,000	0
Chesapeake Energy Corp 8% (h)(j)	3,385,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (c)	8,760,000	8,785,237
CITGO Petroleum Corp 7% 6/15/2025 (c)	22,045,000	22,060,542
CITGO Petroleum Corp 8.375% 1/15/2029 (c)	26,350,000	27,227,292
Civitas Resources Inc 8.625% 11/1/2030 (c)	12,020,000	12,740,743
CNX Midstream Partners LP 4.75% 4/15/2030 (c)	6,435,000	5,930,338
CNX Resources Corp 6% 1/15/2029 (c)	5,345,000	5,297,441
CNX Resources Corp 7.375% 1/15/2031 (c)	5,930,000	6,084,583
Comstock Resources Inc 5.875% 1/15/2030 (c)	32,085,000	30,365,501
Comstock Resources Inc 6.75% 3/1/2029 (c)	20,060,000	19,688,143
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (c)	27,225,000	26,251,287
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)	16,090,000	16,989,077
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (c)	5,055,000	5,136,916
CVR CHC LP 5.75% 2/15/2028 (c)	22,655,000	21,331,076
CVR CHC LP 8.5% 1/15/2029 (c)	42,375,000	41,481,858
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)	17,655,000	17,727,333
DT Midstream Inc 4.125% 6/15/2029 (c)	9,070,000	8,574,923
DT Midstream Inc 4.375% 6/15/2031 (c)	9,070,000	8,389,397
Energy Transfer LP 5.5% 6/1/2027	16,735,000	16,946,063
Energy Transfer LP 5.625% 5/1/2027 (c)	18,015,000	18,019,864
Energy Transfer LP 6% 2/1/2029 (c)	25,785,000	26,162,518
Energy Transfer LP 7.375% 2/1/2031 (c)	5,000,000	5,239,245
EnLink Midstream LLC 6.5% 9/1/2030 (c)	17,745,000	18,669,472
Expand Energy Corp 5.375% 3/15/2030	12,145,000	11,925,841
Expand Energy Corp 5.875% 2/1/2029 (c)	5,840,000	5,815,129
Expand Energy Corp 6.75% 4/15/2029 (c)	8,995,000	9,092,785
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)	7,505,000	7,833,426
Hess Midstream Operations LP 4.25% 2/15/2030 (c)	9,875,000	9,236,982
Hess Midstream Operations LP 5.125% 6/15/2028 (c)	11,235,000	11,064,728
Hess Midstream Operations LP 5.5% 10/15/2030 (c)	6,060,000	5,983,369
Hess Midstream Operations LP 5.625% 2/15/2026 (c)	15,535,000	15,540,298
HF Sinclair Corp 5% 2/1/2028	7,615,000	7,577,540
HF Sinclair Corp 6.375% 4/15/2027	3,535,000	3,588,798
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (c)	12,280,000	12,195,738
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)	14,895,000	15,710,889
Kinetik Holdings LP 5.875% 6/15/2030 (c)	9,060,000	8,989,208
Mesquite Energy Inc 7.25% (c)(h)(j)	21,977,000	2
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)	6,030,000	6,010,014
Murphy Oil USA Inc 3.75% 2/15/2031 (c)	5,300,000	4,718,697
Murphy Oil USA Inc 4.75% 9/15/2029	6,860,000	6,565,993
Murphy Oil USA Inc 5.625% 5/1/2027	6,030,000	6,016,404
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)	6,005,000	6,107,559
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)	11,950,000	12,530,555
Occidental Petroleum Corp 7.2% 3/15/2029	3,964,000	4,211,600
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	27,530,000	27,132,145
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	18,055,000	18,059,116
Permian Resources Operating LLC 5.875% 7/1/2029 (c)	8,645,000	8,558,550
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)	15,045,000	15,630,687
SM Energy Co 6.625% 1/15/2027	21,320,000	21,304,234
SM Energy Co 6.75% 9/15/2026	4,550,000	4,551,642
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	12,185,000	11,459,353
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	10,170,000	9,699,136
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (c)	5,990,000	6,166,603
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)	595,000	582,026
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)	5,935,000	5,907,354
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)	11,485,000	11,049,598
Talos Production Inc 9% 2/1/2029 (c)	5,340,000	5,553,322
Talos Production Inc 9.375% 2/1/2031 (c)	6,055,000	6,291,484
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	10,360,000	10,039,005
Unit Corp 0% 12/1/2029 (Escrow) (h)	2,202,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (c)	7,585,000	7,016,341
Venture Global Calcasieu 4.125% 8/15/2031 (c)	7,585,000	6,857,253
Venture Global Calcasieu 6.25% 1/15/2030 (c)	23,810,000	24,246,128
		772,574,161
TOTAL ENERGY		875,425,329

Financials - 5.7%
Capital Markets - 0.6%
AssuredPartners Inc 5.625% 1/15/2029 (c)	8,355,000	8,453,205
AssuredPartners Inc 7.5% 2/15/2032 (c)	6,065,000	6,559,467
BroadStreet Partners Inc 5.875% 4/15/2029 (c)	15,505,000	15,179,837
Coinbase Global Inc 3.375% 10/1/2028 (c)	29,675,000	26,840,046
Coinbase Global Inc 3.625% 10/1/2031 (c)	18,050,000	15,613,815
Hightower Holding LLC 6.75% 4/15/2029 (c)	5,945,000	5,815,362
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)	8,740,000	8,253,046
MSCI Inc 4% 11/15/2029 (c)	3,245,000	3,072,166
		89,786,944
Consumer Finance - 1.9%
Ally Financial Inc 8% 11/1/2031	144,500,000	162,123,577
Ally Financial Inc 8% 11/1/2031	20,638,000	22,956,758
OneMain Finance Corp 4% 9/15/2030	5,610,000	5,026,495
OneMain Finance Corp 5.375% 11/15/2029	9,400,000	9,124,018
OneMain Finance Corp 6.625% 1/15/2028	7,305,000	7,424,349
OneMain Finance Corp 7.125% 3/15/2026	50,145,000	51,146,647
OneMain Finance Corp 7.875% 3/15/2030	6,055,000	6,369,684
		264,171,528
Financial Services - 1.0%
Block Inc 3.5% 6/1/2031	12,070,000	10,740,739
Compass Group Diversified Holdings LLC 5% 1/15/2032 (c)	6,090,000	5,619,333
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (c)	17,730,000	17,160,539
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)	7,815,000	7,977,589
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	11,165,000	9,648,114
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	38,210,000	37,034,696
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	14,451,000	14,430,926
James Hardie International Finance DAC 5% 1/15/2028 (c)	4,136,000	4,033,065
MGIC Investment Corp 5.25% 8/15/2028	7,710,000	7,646,670
NCR Atleos Corp 9.5% 4/1/2029 (c)	8,995,000	9,800,446
Saks Global Enterprises LLC 11% 12/15/2029 (c)	18,175,000	17,404,459
		141,496,576
Insurance - 2.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (c)	9,105,000	8,780,582
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)	6,065,000	6,270,651
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)	28,450,000	29,534,059
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)	11,125,000	10,763,650
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (c)	9,115,000	8,768,438
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (c)	49,965,000	49,744,654
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)	35,177,000	35,548,399
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (c)	10,385,000	10,567,096
AmWINS Group Inc 4.875% 6/30/2029 (c)	8,805,000	8,386,404
HUB International Ltd 5.625% 12/1/2029 (c)	36,135,000	35,435,640
HUB International Ltd 7.25% 6/15/2030 (c)	38,895,000	40,216,613
HUB International Ltd 7.375% 1/31/2032 (c)	15,140,000	15,567,893
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	21,230,000	21,740,985
USI Inc/NY 7.5% 1/15/2032 (c)	8,005,000	8,354,947
		289,680,011
TOTAL FINANCIALS		785,135,059

Health Care - 3.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (c)	6,075,000	5,623,061
Bausch + Lomb Corp 8.375% 10/1/2028 (c)	11,980,000	12,542,581
		18,165,642
Health Care Providers & Services - 2.2%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (c)	19,370,000	19,950,568
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)	21,790,000	17,781,220
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)	18,245,000	15,555,162
CHS/Community Health Systems Inc 6% 1/15/2029 (c)	8,490,000	7,738,876
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)	21,795,000	14,292,235
DaVita Inc 3.75% 2/15/2031 (c)	4,180,000	3,678,448
DaVita Inc 4.625% 6/1/2030 (c)	31,515,000	29,322,929
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)	9,035,000	9,086,490
HealthEquity Inc 4.5% 10/1/2029 (c)	6,410,000	6,049,073
Molina Healthcare Inc 3.875% 11/15/2030 (c)	10,465,000	9,485,549
Molina Healthcare Inc 3.875% 5/15/2032 (c)	12,160,000	10,693,119
Molina Healthcare Inc 4.375% 6/15/2028 (c)	7,525,000	7,233,204
Owens & Minor Inc 4.5% 3/31/2029 (c)	8,310,000	7,559,882
Tenet Healthcare Corp 4.25% 6/1/2029	17,640,000	16,666,457
Tenet Healthcare Corp 4.375% 1/15/2030	43,755,000	40,934,744
Tenet Healthcare Corp 5.125% 11/1/2027	18,070,000	17,873,877
Tenet Healthcare Corp 6.125% 6/15/2030	30,025,000	30,203,138
Tenet Healthcare Corp 6.25% 2/1/2027	35,815,000	35,887,526
Tenet Healthcare Corp 6.75% 5/15/2031	6,005,000	6,145,331
		306,137,828
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (c)	12,070,000	11,953,903
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)	10,515,000	9,709,617
Charles River Laboratories International Inc 4% 3/15/2031 (c)	12,085,000	10,863,880
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)	3,400,000	3,252,218
		23,825,715
Pharmaceuticals - 0.8%
Bausch Health Cos Inc 11% 9/30/2028 (c)	5,140,000	4,793,793
Bausch Health Cos Inc 4.875% 6/1/2028 (c)	17,445,000	14,132,796
Bausch Health Cos Inc 5.75% 8/15/2027 (c)	18,030,000	15,777,620
Bausch Health Cos Inc 6.125% 2/1/2027 (c)	31,505,000	28,802,187
Jazz Securities DAC 4.375% 1/15/2029 (c)	12,305,000	11,721,200
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)	21,010,000	19,927,555
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)	18,260,000	16,529,598
		111,684,749
TOTAL HEALTH CARE		471,767,837

Industrials - 7.3%
Aerospace & Defense - 2.2%
Moog Inc 4.25% 12/15/2027 (c)	3,455,000	3,319,634
TransDigm Inc 4.625% 1/15/2029	38,080,000	36,044,083
TransDigm Inc 4.875% 5/1/2029	25,000,000	23,731,307
TransDigm Inc 5.5% 11/15/2027	124,228,000	123,029,760
TransDigm Inc 6.375% 3/1/2029 (c)	15,065,000	15,215,966
TransDigm Inc 6.625% 3/1/2032 (c)	6,065,000	6,168,536
TransDigm Inc 6.75% 8/15/2028 (c)	27,225,000	27,667,406
TransDigm Inc 6.875% 12/15/2030 (c)	47,905,000	49,069,810
TransDigm Inc 7.125% 12/1/2031 (c)	12,085,000	12,479,225
Triumph Group Inc 9% 3/15/2028 (c)	7,141,000	7,484,389
		304,210,116
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (c)	14,880,000	15,430,426
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)	2,325,000	2,293,527
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)	6,050,000	6,106,235
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)	9,120,000	9,230,042
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (c)	4,125,000	3,926,675
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	8,020,000	7,625,897
		29,182,376
Commercial Services & Supplies - 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)	7,690,000	7,331,878
Artera Services LLC 8.5% 2/15/2031 (c)	25,315,000	25,012,357
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	44,695,000	46,055,194
Brink's Co/The 4.625% 10/15/2027 (c)	12,180,000	11,892,613
Clean Harbors Inc 6.375% 2/1/2031 (c)	4,960,000	5,031,429
CoreCivic Inc 8.25% 4/15/2029	34,400,000	36,377,966
GEO Group Inc/The 10.25% 4/15/2031	15,225,000	16,688,762
GEO Group Inc/The 8.625% 4/15/2029	21,310,000	22,520,067
GFL Environmental Inc 4% 8/1/2028 (c)	9,105,000	8,668,618
GFL Environmental Inc 4.75% 6/15/2029 (c)	12,095,000	11,650,988
GFL Environmental Inc 6.75% 1/15/2031 (c)	8,975,000	9,310,701
Madison IAQ LLC 4.125% 6/30/2028 (c)	11,390,000	10,884,941
Madison IAQ LLC 5.875% 6/30/2029 (c)	9,085,000	8,757,222
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	47,450,000	40,451,125
OPENLANE Inc 5.125% 6/1/2025 (c)	10,355,000	10,313,377
Reworld Holding Corp 4.875% 12/1/2029 (c)	26,475,000	24,655,220
Reworld Holding Corp 5% 9/1/2030	13,761,000	12,780,936
Williams Scotsman Inc 7.375% 10/1/2031 (c)	5,990,000	6,263,378
		314,646,772
Construction & Engineering - 0.5%
AECOM 5.125% 3/15/2027	11,885,000	11,818,621
Arcosa Inc 4.375% 4/15/2029 (c)	8,410,000	7,944,085
Pike Corp 5.5% 9/1/2028 (c)	37,175,000	36,389,363
Pike Corp 8.625% 1/31/2031 (c)	15,130,000	16,133,754
		72,285,823
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (c)	11,970,000	11,078,617
Ground Transportation - 0.5%
Uber Technologies Inc 4.5% 8/15/2029 (c)	27,335,000	26,656,409
Uber Technologies Inc 6.25% 1/15/2028 (c)	9,175,000	9,248,813
Uber Technologies Inc 7.5% 9/15/2027 (c)	19,197,000	19,500,063
XPO Inc 6.25% 6/1/2028 (c)	5,950,000	6,028,664
XPO Inc 7.125% 2/1/2032 (c)	9,085,000	9,375,275
		70,809,224
Machinery - 0.2%
Allison Transmission Inc 5.875% 6/1/2029 (c)	7,960,000	7,980,672
Chart Industries Inc 7.5% 1/1/2030 (c)	15,680,000	16,381,398
		24,362,070
Passenger Airlines - 1.0%
Allegiant Travel Co 7.25% 8/15/2027 (c)	8,870,000	8,950,451
American Airlines Inc 7.25% 2/15/2028 (c)	19,595,000	20,051,328
American Airlines Inc 8.5% 5/15/2029 (c)	20,045,000	21,118,490
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (c)	29,825,000	29,752,084
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)	7,779,117	6,413,446
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)	2,960,000	2,429,453
United Airlines Inc 4.375% 4/15/2026 (c)	30,025,000	29,590,830
United Airlines Inc 4.625% 4/15/2029 (c)	18,025,000	17,304,364
		135,610,446
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (c)	8,865,000	8,155,164
Trading Companies & Distributors - 0.2%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)	9,065,000	9,457,950
Foundation Building Materials Inc 6% 3/1/2029 (c)	5,845,000	5,222,690
H&E Equipment Services Inc 3.875% 12/15/2028 (c)	16,800,000	16,769,616
		31,450,256
TOTAL INDUSTRIALS		1,017,221,290

Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (c)	9,495,000	9,137,634
CPI CG Inc 10% 7/15/2029 (c)	6,060,000	6,544,170
Lightning Power LLC 7.25% 8/15/2032 (c)	11,955,000	12,347,841
TTM Technologies Inc 4% 3/1/2029 (c)	8,870,000	8,318,665
		36,348,310
IT Services - 0.5%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)	9,045,000	8,380,234
Camelot Finance SA 4.5% 11/1/2026 (c)	10,590,000	10,396,719
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)	11,810,000	10,915,853
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)	9,345,000	9,259,706
Twilio Inc 3.625% 3/15/2029	9,995,000	9,291,356
Twilio Inc 3.875% 3/15/2031	10,460,000	9,502,782
Unisys Corp 6.875% 11/1/2027 (c)	6,095,000	6,028,700
		63,775,350
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp 3.875% 9/1/2028 (c)	11,065,000	10,434,857
Synaptics Inc 4% 6/15/2029 (c)	7,015,000	6,450,285
Wolfspeed Inc 7.9583% 6/23/2030 (c)(d)(h)(p)	23,617,085	22,731,444
		39,616,586
Software - 1.4%
Clarivate Science Holdings Corp 3.875% 7/1/2028 (c)	10,695,000	10,076,776
Clarivate Science Holdings Corp 4.875% 7/1/2029 (c)	10,115,000	9,481,604
Cloud Software Group Inc 6.5% 3/31/2029 (c)	101,715,000	99,984,679
Crowdstrike Holdings Inc 3% 2/15/2029	8,870,000	8,145,540
Elastic NV 4.125% 7/15/2029 (c)	24,245,000	22,673,868
Fair Isaac Corp 4% 6/15/2028 (c)	2,910,000	2,771,862
Gen Digital Inc 5% 4/15/2025 (c)	10,050,000	10,044,826
NCR Voyix Corp 5% 10/1/2028 (c)	5,530,000	5,329,525
NCR Voyix Corp 5.125% 4/15/2029 (c)	2,583,000	2,463,548
PTC Inc 3.625% 2/15/2025 (c)	6,650,000	6,637,734
PTC Inc 4% 2/15/2028 (c)	6,575,000	6,309,191
UKG Inc 6.875% 2/1/2031 (c)	9,090,000	9,280,535
		193,199,688
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029	19,590,000	21,011,794
Seagate HDD Cayman 8.5% 7/15/2031	12,720,000	13,617,129
		34,628,923
TOTAL INFORMATION TECHNOLOGY		367,568,857

Materials - 3.2%
Chemicals - 1.0%
Ingevity Corp 3.875% 11/1/2028 (c)	11,105,000	10,297,289
LSB Industries Inc 6.25% 10/15/2028 (c)	21,105,000	20,785,702
Olympus Water US Holding Corp 4.25% 10/1/2028 (c)	15,305,000	14,508,318
Olympus Water US Holding Corp 7.125% 10/1/2027 (c)	7,080,000	7,181,676
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)	30,040,000	31,803,890
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)	7,820,000	7,586,621
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)	14,015,000	13,904,696
Scotts Miracle-Gro Co/The 4% 4/1/2031	11,945,000	10,598,552
Tronox Inc 4.625% 3/15/2029 (c)	13,295,000	12,040,629
WR Grace Holdings LLC 7.375% 3/1/2031 (c)	5,940,000	6,128,072
		134,835,445
Construction Materials - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc 6% 2/1/2026 (c)	6,555,000	6,555,000
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	24,115,000	25,707,820
Summit Materials LLC / Summit Materials Finance Corp 5.25% 1/15/2029 (c)	10,525,000	10,648,637
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (c)	9,155,000	9,875,956
		52,787,413
Containers & Packaging - 0.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (c)	5,915,000	5,349,331
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)	11,830,000	10,325,084
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)	6,045,000	6,012,936
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)	7,185,000	7,254,996
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)	44,650,000	45,547,510
Crown Cork & Seal Co Inc 7.375% 12/15/2026	4,845,000	5,008,839
Crown Cork & Seal Co Inc 7.5% 12/15/2096	12,871,000	13,321,485
Graham Packaging Co Inc 7.125% 8/15/2028 (c)	6,000,000	5,969,607
Graphic Packaging International LLC 3.75% 2/1/2030 (c)	7,880,000	7,200,452
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)	11,865,000	12,089,960
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (c)	5,935,000	5,988,801
Trident TPI Holdings Inc 12.75% 12/31/2028 (c)	5,870,000	6,484,718
		130,553,719
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (c)	15,485,000	14,554,178
Alcoa Nederland Holding BV 6.125% 5/15/2028 (c)	3,565,000	3,591,014
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)	4,970,000	5,155,247
Arsenal AIC Parent LLC 8% 10/1/2030 (c)	7,040,000	7,319,277
ATI Inc 4.875% 10/1/2029	6,080,000	5,815,680
ATI Inc 5.125% 10/1/2031	5,395,000	5,105,913
ATI Inc 7.25% 8/15/2030	5,985,000	6,200,981
Cleveland-Cliffs Inc 4.625% 3/1/2029 (c)	23,720,000	22,104,258
Cleveland-Cliffs Inc 4.875% 3/1/2031 (c)	11,440,000	10,361,629
Cleveland-Cliffs Inc 6.75% 4/15/2030 (c)	3,000,000	2,986,093
Commercial Metals Co 3.875% 2/15/2031	6,135,000	5,503,585
Compass Minerals International Inc 6.75% 12/1/2027 (c)	24,600,000	24,400,009
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)	11,215,000	10,806,931
Murray Energy Corp 11.25% (c)(h)(j)	8,915,000	0
Murray Energy Corp 12% pay-in-kind (c)(d)(h)(j)	10,342,850	1
Roller Bearing Co of America Inc 4.375% 10/15/2029 (c)	4,375,000	4,115,232
		128,020,028
TOTAL MATERIALS		446,196,605

Real Estate - 2.0%
Diversified REITs - 0.8%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (c)	9,100,000	8,475,943
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)	7,365,000	6,468,449
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	4,785,000	5,116,035
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (c)	31,410,000	29,832,728
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)	14,000,000	12,772,010
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (c)	11,195,000	10,574,170
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)	21,450,000	21,110,485
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	12,240,000	11,758,306
		106,108,126
Health Care REITs - 0.5%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	11,190,000	7,503,158
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	18,080,000	13,812,178
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	38,043,000	34,068,786
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)(f)	9,100,000	9,241,122
		64,625,244
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (c)	5,305,000	5,618,754
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)	10,725,000	10,367,708
Taylor Morrison Communities Inc 5.875% 6/15/2027 (c)	9,260,000	9,339,358
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (c)	5,045,000	4,831,388
		30,157,208
Specialized REITs - 0.5%
Iron Mountain Inc 4.5% 2/15/2031 (c)	22,025,000	20,267,240
Iron Mountain Inc 4.875% 9/15/2029 (c)	24,110,000	23,112,965
SBA Communications Corp 3.125% 2/1/2029	13,305,000	12,104,911
SBA Communications Corp 3.875% 2/15/2027	17,015,000	16,463,624
		71,948,740
TOTAL REAL ESTATE		272,839,318

Utilities - 2.0%
Electric Utilities - 1.5%
Clearway Energy Operating LLC 3.75% 1/15/2032 (c)	6,075,000	5,290,009
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)	13,295,000	11,772,161
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)	6,920,000	6,694,885
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (c)	6,060,000	6,097,045
NRG Energy Inc 3.375% 2/15/2029 (c)	5,145,000	4,706,310
NRG Energy Inc 3.625% 2/15/2031 (c)	10,215,000	8,999,983
NRG Energy Inc 3.875% 2/15/2032 (c)	1,254,000	1,101,620
NRG Energy Inc 5.75% 1/15/2028	9,000,000	9,013,887
NRG Energy Inc 6% 2/1/2033 (c)	4,240,000	4,142,642
NRG Energy Inc 6.25% 11/1/2034 (c)	5,090,000	5,015,391
Pacific Gas and Electric Co 3.45% 7/1/2025	2,867,500	2,846,230
Pacific Gas and Electric Co 3.75% 7/1/2028	2,867,500	2,719,560
Pacific Gas and Electric Co 3.95% 12/1/2047	10,826,000	7,723,989
Pacific Gas and Electric Co 4% 12/1/2046	13,774,000	9,986,467
Pacific Gas and Electric Co 4.3% 3/15/2045	5,995,000	4,594,818
PG&E Corp 5% 7/1/2028	22,000,000	21,198,465
PG&E Corp 5.25% 7/1/2030	8,330,000	7,833,864
Vistra Operations Co LLC 4.375% 5/1/2029 (c)	23,230,000	22,045,889
Vistra Operations Co LLC 5% 7/31/2027 (c)	22,585,000	22,264,749
Vistra Operations Co LLC 5.5% 9/1/2026 (c)	3,485,000	3,483,561
Vistra Operations Co LLC 5.625% 2/15/2027 (c)	28,195,000	28,190,012
Vistra Operations Co LLC 7.75% 10/15/2031 (c)	11,985,000	12,652,133
		208,373,670
Gas Utilities - 0.4%
Southern Natural Gas Co LLC 7.35% 2/15/2031	23,497,000	25,435,425
Southern Natural Gas Co LLC 8% 3/1/2032	12,475,000	14,079,006
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (c)	12,070,000	10,974,173
		50,488,604
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy Corp 11.75% 10/1/2028 (c)	18,140,000	12,675,325
Sunnova Energy Corp 5.875% 9/1/2026 (c)	3,020,000	2,465,199
		15,140,524
TOTAL UTILITIES		274,002,798

TOTAL UNITED STATES		6,023,510,055
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)	21,965,000	22,514,125
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)	14,250,000	15,082,770

TOTAL ZAMBIA		37,596,895
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $7,032,748,008)		6,935,401,118

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. (b)(h) (Cost $10,250,036)	287,159,690	2,872

Preferred Securities - 2.7%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Oec Fin Ltd 7.5% pay-in-kind (c)(j)(m)	40,354	684
UNITED STATES - 2.7%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP 6.5% (d)(m)	10,860,000	11,006,268
Energy Transfer LP 6.625% (d)(m)	37,985,000	38,508,762
Energy Transfer LP Series G, 7.125% (d)(m)	26,105,000	26,875,181
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (d)(e)(j)(m)	2,912,000	4,484,222
		80,874,433
Financials - 1.9%
Banks - 1.6%
Bank of America Corp 5.875% (d)(m)	102,630,000	105,219,263
JPMorgan Chase & Co 4% (d)(m)	26,340,000	26,609,607
JPMorgan Chase & Co 4.6% (d)(m)	31,365,000	32,086,568
Wells Fargo & Co 5.875% (d)(m)	50,420,000	50,657,798
		214,573,236
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(m)	7,055,000	6,480,188
Insurance - 0.3%
Alliant Holdings LP 10.5% (d)(h)(m)	46,268,000	45,828,454
Utilities - 0.2%
Electric Utilities - 0.2%
Edison International 5.375% (d)(m)	30,305,000	28,530,632
TOTAL UNITED STATES		376,286,943
TOTAL PREFERRED SECURITIES (Cost $367,990,409)		376,287,627

Money Market Funds - 13.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.37	1,841,033,875	1,841,402,082
Fidelity Securities Lending Cash Central Fund (n)(o)	4.37	21,326,350	21,328,483
TOTAL MONEY MARKET FUNDS (Cost $1,862,684,249)			1,862,730,565

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $13,020,307,225)	13,810,701,698
NET OTHER ASSETS (LIABILITIES) - 0.6%	84,271,119
NET ASSETS - 100.0%	13,894,972,817

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $390,627,124 or 2.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,387,933,512 or 38.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)	Non-income producing
(l)	Security or a portion of the security is on loan at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
(p)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $15,726,667 and $15,097,600, respectively.

(q)	Affiliated Fund

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/97 - 1/12/99	21,591,597

EchoStar Corp	9/30/24	13,256,891

Fidelity Private Credit Company LLC	4/15/22 - 11/19/24	370,112,472

New Cotai LLC / New Cotai Capital Corp	9/11/20	16,677,424

Tricer Holdco S.C.A.	10/16/09 - 12/30/17	10,250,036

Tricer Holdco S.C.A. Class A1	10/16/09 - 10/29/09	1,652,605

Tricer Holdco S.C.A. Class A2	10/16/09 - 10/29/09	1,652,605

Tricer Holdco S.C.A. Class A3	10/16/09 - 10/29/09	1,652,605

Tricer Holdco S.C.A. Class A4	10/16/09 - 10/29/09	1,652,605

Tricer Holdco S.C.A. Class A5	10/16/09 - 10/29/09	1,652,605

Tricer Holdco S.C.A. Class A6	10/16/09 - 10/29/09	1,652,605

Tricer Holdco S.C.A. Class A7	10/16/09 - 10/29/09	1,652,605

Tricer Holdco S.C.A. Class A8	10/16/09 - 10/29/09	1,652,605

Tricer Holdco S.C.A. Class A9	10/16/09 - 10/29/09	1,654,092

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	662,429,756	2,158,972,677	980,002,012	49,832,860	1,661	-	1,841,402,082	1,841,033,875	3.2%
Fidelity Securities Lending Cash Central Fund	1,079,100	156,946,458	136,697,075	3,767	-	-	21,328,483	21,326,350	0.1%
Total	663,508,856	2,315,919,135	1,116,699,087	49,836,627	1,661	-	1,862,730,565	1,862,360,225

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	354,820,641	22,931,000	-	48,847,643	-	(13,791,195)	363,960,446	37,176,756
	354,820,641	22,931,000	-	48,847,643	-	(13,791,195)	363,960,446	37,176,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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